Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Chanson International Holding and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for the year ended December 31, 2024 and 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2024 and 2023, and the consolidated results of its operations and its cash flows for the year ended December 31, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements of the Company as of December 31, 2022, and for the year then ended (collectively referred to as the “FY2022”), other than the segment reporting discussed in Note 17 to the financial statements, was audited by other auditors whose report, dated May 1, 2023, expressed an unqualified opinion on those statements. We have added disclosures to FY 2022 segment reports this year to meet the needs of investors, as described in note 17, we believe that this disclosure is appropriate and has been applied appropriately. However, we were not engaged to audit, review, or apply any procedures to the Company’s FY2022 consolidated financial statements other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the FY2022 consolidated financial statements as a whole. The management believe that FY2022 segment reporting adjustments in Note 17 are immaterial and do not affect the unqualified opinion issued by the previous auditor.